Debt (West Vela facility - $1,450 million senior secured credit facility) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2019	Oct. 31, 2020	Dec. 31, 2018	Nov. 30, 2014
Debt Instrument [Line Items]
Debt outstanding				$ 2,892,100,000		$ 3,084,700,000
Revolving Credit Facility | West Vela Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				1,450,000,000
Amount outstanding							$ 443,000,000
Debt instrument, annual amortization payment				40,300,000
Debt prepayment cost	$ 11,900,000	$ 11,800,000	$ 46,700,000
Debt outstanding				151,000,000
Assets pledged as collateral				$ 671,800,000
Revolving Credit Facility | West Vela Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				3.35%
Revolving Credit Facility | West Vela Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				4.00%
Scenario, Forecast | Revolving Credit Facility | West Vela Facility
Debt Instrument [Line Items]
Balloon payment					$ 120,800,000